T. ROWE PRICE Emerging Markets Corporate Bond Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 0.4%
Government Bonds 0.4%
Republic of Angola, 8.00%, 11/26/29 (USD)  1,275,000 1,191
Total Angola (Cost
$1,152
)
1,191
ARGENTINA 0.6%
Corporate Bonds 0.6%
Telecom Argentina, 8.50%, 8/6/25 (USD) (1) 921,250 911
YPF, STEP, 9.00%, 2/12/26 (USD)  830,769 837
Total Argentina (Cost
$1,741
)
1,748
AUSTRALIA 0.6%
Corporate Bonds 0.6%
AngloGold Ashanti Holdings, 3.375%, 11/1/28 (USD)  1,960,000 1,762
Total Australia (Cost
$1,644
)
1,762
BERMUDA 0.0%
Common Stocks 0.0%
Digicel International, Class A, Acquisition date: 1/30/24,
Cost $68 (USD) (2)(3)(4) 60,783 68
Total Bermuda (Cost
$68
)
68
BRAZIL 5.6%
Corporate Bonds 5.6%
Aegea Finance, 6.75%, 5/20/29 (USD) (1) 1,479,000 1,449
Banco do Brasil, 6.00%, 3/18/31 (USD) (1) 1,010,000 1,016
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  925,000 796
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 700,000 674
Cosan Overseas, 8.25% (USD) (5) 2,975,000 3,048
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,305,000 1,143
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,105,000 968
Klabin Austria, 3.20%, 1/12/31 (USD)  1,750,000 1,487
Minerva Luxembourg, 4.375%, 3/18/31 (USD) (1) 1,675,000 1,401
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1) 1,170,000 1,201
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1) 520,000 536
Sitios Latinoamerica, 5.375%, 4/4/32 (USD) (1) 2,200,000 2,057

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Sitios Latinoamerica, 5.375%, 4/4/32 (USD)  625,000 584
Total Brazil (Cost
$16,428
)
16,360
CHILE 6.2%
Corporate Bonds 6.2%
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(6) 3,485,000 3,453
Agrosuper, 4.60%, 1/20/32 (USD) (1) 3,145,000 2,719
CAP, 3.90%, 4/27/31 (USD)  2,875,000 2,260
Chile Electricity, 6.01%, 1/20/33 (USD) (1) 1,600,000 1,616
Colbun, 3.15%, 3/6/30 (USD)  850,000 750
Colbun, 3.95%, 10/11/27 (USD)  1,040,000 993
Corp Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,520,000 1,522
Interchile, 4.50%, 6/30/56 (USD) (1) 1,790,000 1,459
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD) (1) 2,425,000 2,124
Sociedad de Transmision Austral, 4.00%, 1/27/32 (USD)  600,000 525
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 914,000 634
Total Chile (Cost
$18,966
)
18,055
CHINA 5.4%
Convertible Bonds 1.3%
H World Group, 3.00%, 5/1/26 (USD)  886,000 1,021
Li Auto, 0.25%, 5/1/28 (USD)  550,000 691
NIO, 3.875%, 10/15/29 (USD) (1) 325,000 220
ZTO Express Cayman, 1.50%, 9/1/27 (USD)  2,050,000 1,994
3,926
Corporate Bonds 4.1%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  1,875,000 1,739
Country Garden Holdings, 5.125%, 1/17/25 (USD) (4)(7) 1,850,000 127
Health & Happiness International Holdings, 7.50%, 3/26/27  1,000,000 138
Kaisa Group Holdings, 11.25%, 4/9/22 (USD) (4)(7) 1,000,000 24
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(7) 5,275,000 125
Lenovo Group, 5.875%, 4/24/25 (USD)  1,100,000 1,102
Prosus, 4.193%, 1/19/32 (USD)  2,550,000 2,220
Tencent Holdings, 3.84%, 4/22/51 (USD)  965,000 735
West China Cement, 4.95%, 7/8/26 (USD)  2,818,000 2,380
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  3,500,000 3,292
11,882
Total China (Cost
$21,049
)
15,808

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 3.4%
Corporate Bonds 3.4%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 2,435,000 2,197
Banco Davivienda, VR, 6.65% (USD) (1)(5)(6) 2,700,000 1,900
Banco de Bogota, 4.375%, 8/3/27 (USD)  245,000 233
Ecopetrol, 4.625%, 11/2/31 (USD)  2,150,000 1,790
Ecopetrol, 8.375%, 1/19/36 (USD)  1,315,000 1,328
Ecopetrol, 8.875%, 1/13/33 (USD)  730,000 772
Geopark, 5.50%, 1/17/27 (USD) (1) 1,950,000 1,773
Total Colombia (Cost
$10,986
)
9,993
EGYPT 0.4%
Government Bonds 0.4%
Arab Republic of Egypt, 7.625%, 5/29/32 (USD)  1,325,000 1,132
Total Egypt (Cost
$1,159
)
1,132
GEORGIA 0.4%
Corporate Bonds 0.4%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 1,287,000 1,176
Total Georgia (Cost
$1,287
)
1,176
GHANA 1.2%
Corporate Bonds 1.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  2,523,000 2,485
Kosmos Energy, 7.50%, 3/1/28 (USD)  1,145,000 1,110
Total Ghana (Cost
$3,486
)
3,595
GUATEMALA 0.3%
Corporate Bonds 0.3%
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 820,000 824
Total Guatemala (Cost
$820
)
824
HONG KONG 2.5%
Corporate Bonds 1.9%
Bank of East Asia, VR, 6.75%, 3/15/27 (USD) (6) 1,450,000 1,464
Elect Global Investments, 4.85% (USD) (5) 1,630,000 1,084

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HKT Capital No. 6, 3.00%, 1/18/32 (USD)  1,800,000 1,557
PCPD Capital, 5.125%, 6/18/26 (USD)  1,622,000 1,366
5,471
Government Bonds 0.6%
Airport Authority, 2.625%, 2/4/51 (USD)  2,650,000 1,729
1,729
Total Hong Kong (Cost
$7,715
)
7,200
INDIA 7.0%
Corporate Bonds 7.0%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  3,594,375 3,067
CA Magnum Holdings, 5.375%, 10/31/26 (USD)  1,485,000 1,422
Greenko Solar Mauritius, 5.55%, 1/29/25 (USD)  2,650,000 2,622
HDFC Bank, 5.686%, 3/2/26 (USD)  1,750,000 1,755
India Airport Infra, 6.25%, 10/25/25 (USD)  2,000,000 2,005
JSW Infrastructure, 4.95%, 1/21/29 (USD)  3,285,000 3,085
Reliance Industries, 6.25%, 10/19/40 (USD)  1,655,000 1,782
State Bank of India, 5.00%, 1/17/29 (USD)  2,210,000 2,193
TML Holdings Pte, 5.50%, 6/3/24 (USD)  2,075,000 2,074
Vedanta Resources Finance II, 13.875%, 12/9/28 (USD)  571,200 520
Total India (Cost
$20,612
)
20,525
INDONESIA 7.3%
Corporate Bonds 7.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  4,090,000 3,909
Freeport Indonesia, 6.20%, 4/14/52 (USD)  2,400,000 2,388
Indofood CBP Sukses Makmur, 4.805%, 4/27/52 (USD)  1,500,000 1,233
Medco Oak Tree Pte., 7.375%, 5/14/26 (USD)  1,750,000 1,757
Minejesa Capital, 4.625%, 8/10/30 (USD)  976,290 929
Minejesa Capital, 5.625%, 8/10/37 (USD)  2,360,000 2,149
Pakuwon Jati, 4.875%, 4/29/28 (USD)  3,070,000 2,880
Pertamina Persero, 6.50%, 11/7/48 (USD)  1,400,000 1,508
PT Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  2,810,000 2,775
Star Energy Geothermal Wayang Windu, 6.75%, 4/24/33 (USD)  1,864,840 1,878
Total Indonesia (Cost
$21,599
)
21,406
ISRAEL 3.4%
Corporate Bonds 3.4%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(6) 1,625,000 1,447
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(6) 1,455,000 1,432

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Energean Israel Finance, 4.875%, 3/30/26 (USD) (1) 1,204,958 1,142
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 1,970,167 1,941
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27
(USD)  1,040,000 1,006
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  1,400,000 1,433
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29
(USD)  1,505,000 1,616
Total Israel (Cost
$10,023
)
10,017
KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,325,000 2,025
Total Kazakhstan (Cost
$2,455
)
2,025
KUWAIT 1.0%
Corporate Bonds 1.0%
MEGlobal, 4.25%, 11/3/26 (USD)  2,710,000 2,612
MEGlobal Canada, 5.875%, 5/18/30 (USD)  330,000 334
Total Kuwait (Cost
$3,198
)
2,946
MACAO 2.8%
Corporate Bonds 2.8%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  1,370,000 1,338
MGM China Holdings, 5.875%, 5/15/26 (USD)  1,300,000 1,285
Sands China, 4.05%, 1/8/26 (USD)  3,240,000 3,123
Studio City Finance, 5.00%, 1/15/29 (USD)  1,580,000 1,391
Wynn Macau, 5.50%, 1/15/26 (USD) (1) 1,025,000 1,000
Total Macao (Cost
$7,850
)
8,137
MALAYSIA 1.2%
Corporate Bonds 1.2%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  1,925,000 1,313
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  2,440,000 2,322
Total Malaysia (Cost
$4,121
)
3,635
MAURITIUS 1.3%
Corporate Bonds 1.3%

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 3,860,000 3,750
Axian Telecom, 7.375%, 2/16/27 (USD)  200,000 194
Total Mauritius (Cost
$4,051
)
3,944
MEXICO 7.9%
Corporate Bonds 6.7%
Banco Mercantil del Norte, VR, 7.625% (USD) (5)(6) 1,740,000 1,743
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (6) 1,355,000 1,260
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(6) 1,950,000 1,847
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(6) 1,275,000 1,322
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  2,425,000 1,884
Braskem Idesa SAPI, 7.45%, 11/15/29 (USD)  527,000 431
Cemex, 3.875%, 7/11/31 (USD)  1,005,000 891
Cemex, VR, 9.125% (USD) (1)(5)(6) 1,230,000 1,337
Cemex, VR, 9.125% (USD) (5)(6) 665,000 723
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 1,684,200 1,699
Corp Inmobiliaria Vesta, 3.625%, 5/13/31 (USD) (1) 1,465,000 1,284
GCC, 3.614%, 4/20/32 (USD) (1) 2,400,000 2,070
Metalsa, 3.75%, 5/4/31 (USD) (1) 1,917,000 1,556
Metalsa, 3.75%, 5/4/31 (USD)  950,000 771
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)  900,000 868
19,686
Government Bonds 1.2%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,675,000 2,521
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,500,000 999
3,520
Total Mexico (Cost
$24,711
)
23,206
MOROCCO 1.1%
Corporate Bonds 1.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 3,050,000 2,907
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  200,000 191
Total Morocco (Cost
$3,309
)
3,098
OMAN 0.8%
Corporate Bonds 0.8%
Oztel Holdings, 6.625%, 4/24/28 (USD)  2,414,000 2,487
Total Oman (Cost
$2,519
)
2,487

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 2.5%
Corporate Bonds 2.3%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 1,175,000 864
AES Panama Generation Holdings Srl, 4.375%, 5/31/30 (USD)  2,258,818 1,962
Banco General, VR, 5.25% (USD) (1)(5)(6) 2,347,000 2,006
C&W Senior Finance, 6.875%, 9/15/27 (USD) (1) 2,175,000 2,056
6,888
Government Bonds 0.2%
Republic of Panama, 7.875%, 3/1/57 (USD)  570,000 577
577
Total Panama (Cost
$8,094
)
7,465
PARAGUAY 0.4%
Corporate Bonds 0.4%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 1,300,000 1,265
Total Paraguay (Cost
$1,339
)
1,265
PERU 2.8%
Corporate Bonds 2.8%
Cia de Minas Buenaventura, 5.50%, 7/23/26 (USD)  1,975,000 1,907
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (1) 1,840,000 1,748
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 1,645,000 1,479
Minsur, 4.50%, 10/28/31 (USD)  2,325,000 2,039
Petroleos del Peru, 5.625%, 6/19/47 (USD)  1,750,000 1,177
Total Peru (Cost
$8,810
)
8,350
PHILIPPINES 5.0%
Corporate Bonds 5.0%
Bank of the Philippine Islands, 5.25%, 3/26/29 (USD)  2,950,000 2,950
Globe Telecom, 2.50%, 7/23/30 (USD)  620,000 520
Globe Telecom, 3.00%, 7/23/35 (USD)  3,475,000 2,723
ICTSI Treasury, 3.50%, 11/16/31 (USD)  1,245,000 1,096
International Container Terminal Services, 4.75%, 6/17/30 (USD)  1,860,000 1,805
Manila Water, 4.375%, 7/30/30 (USD)  2,775,000 2,609
Metropolitan Bank & Trust, 5.50%, 3/6/34 (USD)  2,950,000 2,959
Total Philippines (Cost
$15,758
)
14,662

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.5%
Corporate Bonds 0.5%
mBank, VR, 8.375%, 9/11/27 (EUR) (6) 1,300,000 1,493
Total Poland (Cost
$1,499
)
1,493
QATAR 1.2%
Corporate Bonds 1.2%
Commercial Bank, VR, 4.50% (USD) (5)(6) 829,000 769
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 1,585,000 1,186
Qatar Energy, 3.125%, 7/12/41 (USD)  2,000,000 1,496
Total Qatar (Cost
$4,390
)
3,451
ROMANIA 0.7%
Corporate Bonds 0.7%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (6) 1,668,000 1,911
Total Romania (Cost
$1,858
)
1,911
SAUDI ARABIA 2.9%
Corporate Bonds 2.1%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  1,659,758 1,619
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  1,725,000 1,476
Gaci First Investment, 5.125%, 2/14/53 (USD)  1,725,000 1,498
Saudi Electricity Global Sukuk, 5.06%, 4/8/43 (USD)  1,647,000 1,587
6,180
Government Bonds 0.8%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 1,575,000 1,381
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  1,100,000 964
2,345
Total Saudi Arabia (Cost
$9,560
)
8,525
SINGAPORE 0.8%
Corporate Bonds 0.8%
DBS Group Holdings, VR, 3.30% (USD) (5)(6) 2,350,000 2,291
Total Singapore (Cost
$2,260
)
2,291

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SLOVENIA 1.3%
Corporate Bonds 1.3%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26 (6) 1,800,000 1,999
Nova Ljubljanska Banka, VR, 7.125%, 6/27/27 (6) 1,700,000 1,938
Total Slovenia (Cost
$3,871
)
3,937
SOUTH AFRICA 1.3%
Corporate Bonds 1.3%
Sasol Financing USA, 6.50%, 9/27/28 (USD)  1,825,000 1,750
Transnet, 8.25%, 2/6/28 (USD) (1) 1,500,000 1,496
Transnet, 8.25%, 2/6/28 (USD)  600,000 598
Total South Africa (Cost
$3,822
)
3,844
SOUTH KOREA 2.9%
Convertible Bonds 0.2%
L&F, 2.50%, 4/26/30 (USD)  1,000,000 666
666
Corporate Bonds 2.7%
GS Caltex, 5.375%, 8/7/28 (USD) (1) 2,370,000 2,380
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  2,360,000 2,352
Hyundai Assan Otomotiv Sanayi ve Ticaret, 1.625%, 7/12/26
(USD)  1,947,000 1,779
SK Hynix, 6.25%, 1/17/26 (USD) (1) 1,400,000 1,417
7,928
Total South Korea (Cost
$8,549
)
8,594
TANZANIA 0.6%
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD)  1,774,000 1,773
Total Tanzania (Cost
$1,762
)
1,773
THAILAND 2.4%
Corporate Bonds 2.4%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(6) 770,000 650
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(6) 2,380,000 2,125
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (6) 1,450,000 1,294

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  2,940,000 2,895
Total Thailand (Cost
$7,595
)
6,964
TÜRKIYE 3.5%
Corporate Bonds 3.5%
Akbank, VR, 9.369% (USD) (1)(5)(6) 2,390,000 2,389
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28
(USD) (1) 1,625,000 1,681
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD) (1) 1,915,000 1,979
TAV Havalimanlari Holding, 8.50%, 12/7/28 (USD)  500,000 517
Turkcell Iletisim Hizmetleri, 5.75%, 10/15/25 (USD)  2,205,000 2,189
Yapi ve Kredi Bankasi, 9.25%, 10/16/28 (USD) (1) 1,400,000 1,489
Total Türkiye (Cost
$9,980
)
10,244
UKRAINE 0.5%
Corporate Bonds 0.5%
Kernel Holding, 6.50%, 10/17/24 (USD)  725,000 652
Kernel Holding, 6.75%, 10/27/27 (USD)  1,060,000 789
Total Ukraine (Cost
$1,470
)
1,441
UNITED ARAB EMIRATES 0.8%
Corporate Bonds 0.8%
Emirates NBD Bank, VR, 4.25% (USD) (5)(6) 1,623,000 1,504
Sobha Sukuk, 8.75%, 7/17/28 (USD)  740,000 746
Total United Arab Emirates (Cost
$2,171
)
2,250
UNITED KINGDOM 1.1%
Corporate Bonds 1.1%
Standard Chartered, VR, 3.265%, 2/18/36 (USD) (6) 1,900,000 1,594
Standard Chartered, VR, 4.30% (USD) (5)(6) 1,945,000 1,600
Total United Kingdom (Cost
$3,280
)
3,194
UNITED STATES 1.3%
Convertible Bonds 0.6%
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  16,000,000 1,863
1,863

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.7%
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,193,000 2,050
2,050
Total United States (Cost
$4,099
)
3,913
UZBEKISTAN 0.9%
Corporate Bonds 0.9%
Ipoteka-Bank ATIB, 5.50%, 11/19/25 (USD)  2,825,000 2,719
Total Uzbekistan (Cost
$2,839
)
2,719
VIETNAM 0.8%
Corporate Bonds 0.8%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 442,699 423
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  1,978,313 1,893
Total Vietnam (Cost
$2,414
)
2,316
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 8,286,410 8,286
Total Short-Term Investments (Cost $8,286) 8,286
Total Investments in Securities 98.5%
(Cost $304,655) $ 289,226
Other Assets Less Liabilities 1.5% 4,422
Net Assets 100.0% $ 293,648

T. ROWE PRICE Emerging Markets Corporate Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$86,803 and represents 29.6% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$68 and represents 0.0% of net assets.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Seven-day yield
(9) Affiliated Companies
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/24/24 USD 118 EUR 108 $ 1
HSBC Bank 6/14/24 USD 139 CNH 1,000 1
State Street 5/24/24 USD 7,580 EUR 7,009 2
Net unrealized gain (loss) on open forward
currency exchange contracts $ 4

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 27 Euro BOBL contracts 6/24 (3,445) $ (13)
Long, 9 U.S. Treasury Notes ten year contracts 6/24 997 7
Short, 7 Ultra U.S. Treasury Bonds contracts 6/24 (903) (14)
Net payments (receipts) of variation margin to date 16
Variation margin receivable (payable) on open futures contracts $ (4)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 70+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 5,354  ¤  ¤ $ 8,286^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $70 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,286.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Emerging Markets Corporate Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 280,872 $ — $ 280,872
Common Stocks — — 68 68
Short-Term Investments 8,286 — — 8,286
Total Securities 8,286 280,872 68 289,226
Forward Currency Exchange
Contracts — 4 — 4
Futures Contracts* 7 — — 7
Total $ 8,293 $ 280,876 $ 68 $ 289,237
Liabilities
Futures Contracts* $ 27 $ — $ — $ 27
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F193-054Q1 03/24